Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Amount Registered | shares	16,013,636
Proposed Maximum Offering Price per Unit | $ / shares	2.41
Maximum Aggregate Offering Price	$ 38,592,862.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,908.57
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(d) under the Securities Act of 1933, as amended based on a market value per share reference price of $2.41.